INVENTORIES - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Inventories [Abstract]
Cost of inventories recognised as expense during period	$ 523.5	$ 303.6